INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF INVENTORIES

	June 30	December 31
	2022	2021
	$	$
Ore stockpiles (1)	218	587
Concentrate inventory (1)	404	250
Materials and supplies (2)	560	1,250
	1,182	2,087

(1)	Change in inventories recorded in cost of sales (Note 11.a) excludes a currency translation adjustment of $23 (credit) for the six months ended June 30, 2022 (December 31, 2021 – debit of $43).
(2)	On June 30, 2022, materials and supplies inventories were written down to net realisable value to align with current mining plans (Note 2). An amount of $532 was recorded in cost of sales (December 31, 2021 – $759).